Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of supplemental information related to operating leases

	December 31,	December 31,
	2024	2025
	RMB‘000	RMB‘000
Operating lease right-of-use asset	18,606	19,548
Operating lease liabilities-current	(7,860)	(8,078)
Operating lease liabilities-non-current	(11,743)	(11,426)
Total operating lease liabilities	(19,603)	(19,504)
Weighted average remaining lease term	2.16 years	2.47 years
Weighted average discount rate	4.75%	4.75%

Schedule of lease cost

	December 31,	December 31,
	2024	2025
	RMB‘000	RMB‘000
Other information
Operating lease cost	9,024	8,890
Short-term lease cost	761	313
Total	9,785	9,203

Schedule of supplemental cash flow information related to leases

	December 31,	December 31,
	2024	2025
	RMB‘000	RMB‘000
Cash payments for operating leases	10,003	8,849
Right-of-use assets obtained in exchange for lease obligations	—	9,231

Schedule of maturity of operating lease liabilities under the Group's non-cancelable operating leases

December 31,
2025
RMB‘000
2026	8,592
2027	8,258
2028	4,121
Total lease payment	20,971
Less: interest	(1,467)
Present value of operating lease liabilities	19,504